Consolidated Statements of Other Comprehensive Income (Loss) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
CONSOLIDATED INCOME FOR THE YEAR	$ (826,155)	$ 124,522	$ 166,854
OTHER COMPREHENSIVE INCOME (LOSS) WHICH MAY BE RECLASSIFIED SUBSEQUENTLY TO PROFIT OR LOSS:
Debt instruments at fair value through other comprehensive income	(8,235)	21,703	(1,441)
Exchange differences on investment in Colombia and New York branch	(71,771)	73,855	48,610
Gain (loss) from hedge of net investments in foreign operations	80,722	(46,786)	(36,533)
Gain (loss) from cash flow hedge	(5,682)	(6,792)	11,289
Other comprehensive income (loss) before income taxes	(4,966)	41,980	21,925
Income taxes related to debt instruments at FV through OCI	1,558	(5,926)	(2,172)
Income taxes related to hedge of net investment in foreign operations	(21,795)	14,373	10,565
Income taxes related to cash flow hedge	(3,034)	(162)	(1,669)
Income taxes on other comprehensive income (loss)	(23,271)	8,285	6,724
Other comprehensive income (loss) which may be reclassified subsequently to profit or loss, net of income taxes	(28,237)	50,265	28,649
OTHER COMPREHENSIVE INCOME (LOSS) WHICH MAY NOT BE RECLASSIFIED SUBSEQUENTLY TO PROFIT OR LOSS:
Defined benefits obligations	(3)	(4,432)	(754)
Income taxes related to defined benefits obligations	(19)	1,542	(44)
Changes in the fair value of equity investments at fair value through other comprehensive income	356	814	482
Other comprehensive loss which may not be reclassified subsequently to profit or loss, net of income taxes	334	(2,076)	(316)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	(27,903)	48,189	28,333
CONSOLIDATED COMPREHENSIVE INCOME FOR THE YEAR	(854,058)	172,711	195,187
Attributable to:
Equity holders of the Bank	(828,700)	144,817	191,228
Non-controlling interest	$ (25,358)	$ 27,894	$ 3,959